                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter: September 30, 2004

Check here if Amendment [ ]; Amendment Number:
                                               ------------

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Pettyjohn Co
Address: 1925 Atherholt Road
         Lynchburg, VA 24501

Form 13F File Number: 028-05957

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  John D. Doyle, Jr.
Title: President
Phone: 434-845-1266

Signature, Place, and Date of Signing:


/s/ John D. Doyle, Jr.          Lynchburg, VA   10/20/04
----------------------------    [City, State]    [Date]
        [Signature]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           68

Form 13F Information Table Value Total:      136,574
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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
Name of                      Title of             Value  Shrs or                 Investment   Other   Voting Authority
Issuer                         Class    CUSIP   (x$1000)  Pm Amt SH/PRN Put/Call Discretion Managers   Sole    Shared  None
---------------------------- -------- --------- -------- ------- ------ -------- ---------- -------- ------- --------- ----
Abbott Labs                   common  002824100    2,703  63,805                 Sole                 63,805
ADM                           common  039483102      477  28,101                 Sole                 28,101
Air Products & Chemicals      common  009158106    3,291  60,525                 Sole                 60,525
Alcoa                         common  013817101    1,337  39,800                 Sole                 39,800
Alltel                        common  020039103    2,229  40,597                 Sole                 40,597
Altria Group                  common  02209S103      308   6,556                 Sole                  6,556
American International Group  common  026874107      612   9,001                 Sole                  9,001
American Standard             common  029712106    1,482  38,100                 Sole                 38,100
Amgen                         common  031162100    1,474  25,839                 Sole                 25,839
Anthem                        common  03674B104    1,753  20,094                 Sole                 20,094
Bank of America               common  060505104    5,592 129,055                 Sole                129,055
BB&T                          common  054937107    2,663  67,099                 Sole                 67,099
Bell South                    common  079860102      522  19,260                 Sole                 19,260
Biomet                        common  090613100      623  13,463                 Sole                 13,463
Boeing                        common  097023105    1,214  23,517                 Sole                 23,517
BP Amoco                      common  055622104    2,299  39,961                 Sole                 39,961
Burlington Resources          common  122014103      655  16,050                 Sole                 16,050
Chevron Texaco                common  166764100    1,219  22,722                 Sole                 22,722
Cisco Systems                 common  17275R102    1,383  76,420                 Sole                 76,420
Citigroup Inc                 common  172967101    2,073  46,977                 Sole                 46,977
Clorox                        common  189054109    1,118  20,975                 Sole                 20,975
Coca-Cola                     common  191216100      707  17,657                 Sole                 17,657
Comcast Class A               common  20030N101      573  20,300                 Sole                 20,300
Conoco Phillips               common  20825C104    1,545  18,652                 Sole                 18,652
Consolidated Edison           common  209115104      210   5,000                 Sole                  5,000
Dell Computer                 common  247025109    2,756  77,690                 Sole                 77,690
Dow Chemical Co               common  260543103      305   6,750                 Sole                  6,750
DuPont                        common  263534109    1,123  26,242                 Sole                 26,242
Exxon- Mobil                  common  30231G102   10,057 208,083                 Sole                208,083
Fedex                         common  31428X106    2,218  25,881                 Sole                 25,881
General Electric              common  369604103    9,367 278,947                 Sole                278,947
Gannett                       common  364730101    2,063  24,635                 Sole                 24,635
General Mills                 common  370334104      342   7,625                 Sole                  7,625
Gillette                      common  375766102      230   5,520                 Sole                  5,520
Hewlet Packard                common  428236103    1,767  94,250                 Sole                 94,250
Home Depot                    common  437076102    1,010  25,768                 Sole                 25,768
Intel                         common  458140100    1,505  75,002                 Sole                 75,002
IBM                           common  459200101      375   4,371                 Sole                  4,371
Jacobs Engineering            common  469814107    2,036  53,175                 Sole                 53,175
Jefferson Pilot               common  475070108    5,291 106,539                 Sole                106,539
Johnson Controls              common  478366107    1,632  28,725                 Sole                 28,725
Johnson & Johnson             common  478160104    5,118  90,851                 Sole                 90,851
Kimberly Clark                common  494368103      780  12,075                 Sole                 12,075
Lowes                         common  548661107    2,526  46,475                 Sole                 46,475
MBNA                          common  55262L100    1,272  50,487                 Sole                 50,487
3M                            common  604059105    4,435  55,454                 Sole                 55,454
Mariott International         common  571903202      329   6,325                 Sole                  6,325
Modine                        common  607828100      341  11,320                 Sole                 11,320
National Fuel Gas             common  636180101      810  28,600                 Sole                 28,600
Nextel Communications         common  65332V103      730  30,525                 Sole                 30,525
Norfolk Southern              common  655844108    1,403  47,190                 Sole                 47,190
Pepsi                         common  713448108    4,217  86,690                 Sole                 86,690
Pfizer                        common  717081103    2,931  95,792                 Sole                 95,792
Plum Creek Timber             common  729251108    1,196  34,133                 Sole                 34,133
Procter & Gamble              common  742718109    7,550 139,498                 Sole                139,498
Progress Energy               common  743263105      942  22,250                 Sole                 22,250
Royl Caribbean Cruises        common  V7780T103      876  20,100                 sole                 20,100
S & P 500 Technology Index    common  81369Y803      217  11,325                 Sole                 11,325
S&P Financial Svc Index       common  81369Y605      228   8,000                 Sole                  8,000
SBC Communications            common  78387G103      981  37,797                 Sole                 37,797
Southern Capital 8.25% Pfd    Pfd     842542201      131  12,650                 Sole                 12,650
SunTrust Bank                 common  867914103    1,899  26,976                 Sole                 26,976
US Bankcorp                   common  902973304    1,696  58,675                 Sole                 58,675
United Techologies            common  913017109    3,292  35,250                 Sole                 35,250
Verizon                       common  92343V104    2,886  73,291                 Sole                 73,291
Wachovia                      common  929771103    6,663 141,913                 Sole                141,913
Walgreen                      common  931422109    2,739  76,455                 Sole                 76,455
Wyeth                         common  983024100      247   6,612                 Sole                  6,612

                                                 136,574